Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Revenues	$ 6,734,090	$ 7,172,467
Operating Expenses
Infrastructure and access	2,551,727	2,498,971
Depreciation and amortization	2,527,647	2,347,873
Network operations	1,291,188	1,334,432
Customer support services	543,191	672,883
Sales and marketing	1,494,920	1,330,682
General and administrative	1,979,792	1,984,072
Total Operating Expenses	10,388,465	10,168,913
Operating Loss	(3,654,375)	(2,996,446)
Other Income/(Expense)
Interest expense, net	(1,607,120)	(1,664,264)
Total Other Income/(Expense)	(1,607,120)	(1,664,264)
Loss from continuing operations	(5,261,495)	(4,660,710)
Operating loss	(2,909,567)	(4,262,356)
Gain on sale of assets	1,177,742
Total	(1,731,825)	(4,262,356)
Net Loss	$ (6,993,320)	$ (8,923,066)
Loss per share – basic and diluted
Continuing (in dollars per share)	$ (1.55)	$ (1.37)
Operating (in dollars per share)	(0.86)	(1.26)
Non-operating (in dollars per share)	0.35
Total (in dollars per share)	(0.51)	(1.26)
Net loss per common share – basic and diluted (in dollars per share)	$ (2.06)	$ (2.63)
Weighted average common shares outstanding – basic and diluted (in shares)	3,402,540	3,392,839